OTHER COMPREHENSIVE (LOSS) INCOME - Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of other comprehensive income by item [abstract]
(Losses) gains on derivatives designated as cash flow hedges, income taxes	$ 0	$ (31)	$ (1)	$ (29)
Income tax relating to investments in equity instruments included in other comprehensive income	1	0	(5)	0
Income tax relating to revaluation surplus	$ 0	$ 1	$ 0	$ (1)